Basis of Semiannual Condensed Consolidated Financial Statements [Text Block]	6 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Basis of Semiannual Condensed Consolidated Financial Statements [Text Block]

1.    BASIS OF SEMIANNUAL CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Description of Business

Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. (“BTMU”), Mitsubishi UFJ Trust and Banking Corporation (“MUTB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“MUSHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“MUMSS”). Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 18 for more information by business segment.

Basis of Financial Statements

The accompanying semiannual condensed consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities (“VIE”s) (together, the “MUFG Group”), and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary to conform with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2016. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under U.S. GAAP has been omitted or condensed.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Accounting Changes

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity—In August 2014, the Financial Accounting Standards Board (“FASB”) issued new guidance that clarifies the measurement of the financial assets and financial liabilities of a consolidated collateralized financing entity. A reporting entity that consolidates a collateralized financing entity within the scope of this guidance may elect to measure the financial assets and the financial liabilities of that collateralized financing entity using either the measurement alternative included in this guidance or existing guidance on fair value measurement. When a reporting entity elects the measurement alternative included in this guidance for a collateralized financing entity, the reporting entity should measure both the financial assets and the financial liabilities of that collateralized financing entity in its consolidated financial statements using the more observable of the fair value of the financial assets and the fair value of the financial liabilities. This guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early adoption of this guidance is permitted as of the beginning of an annual period. The MUFG Group adopted this guidance on April 1, 2016, and there was no material impact on its financial position and results of operations.

Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity—In November 2014, the FASB issued new guidance which clarifies that an entity should consider all relevant terms and features including the embedded derivative feature being evaluated for bifurcation when evaluating the nature of a host contract in a hybrid financial instrument that is issued in the form of a share, and no single term or feature would necessarily determine the economic characteristics and risks of the host contract. The guidance also clarifies that, in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features (that is, the relative strength of the debt-like or equity-like terms and features given the facts and circumstances) when considering how to weight those terms and features. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. The MUFG Group adopted this guidance on April 1, 2016, and there was no material impact on its financial position and results of operations.

Amendments to the Consolidation Analysis—In February 2015, the FASB issued new guidance which amends the consolidation analysis under the current consolidation guidance. The amendments change the VIE analysis for limited partnerships and similar legal entities, the criteria for evaluating whether fees paid to a decision maker or a service provider are a variable interest, the effect of fee arrangements and related parties on the primary beneficiary determination, and rescind the indefinite deferral provision that affects the consolidation evaluation for certain investment funds. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early application is permitted. The adoption of this new accounting guidance on April 1, 2016 resulted in the consolidation and deconsolidation of certain investment funds. The net increase in the MUFG Group’s consolidated assets, liabilities and noncontrolling interests were ¥628 billion, ¥32 billion and ¥596 billion, respectively, as of April 1, 2016. See Note 17 for further information.

Simplifying the Presentation of Debt Issuance Costs—In April 2015, the FASB issued new guidance which simplifies the presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is permitted. In August 2015, the FASB issued further guidance which permits an entity to defer and present debt issuance costs related to a line-of-credit arrangement as an asset and subsequently amortize the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The MUFG Group adopted all of the guidance above including retrospective application on April 1, 2016, and there was no material impact on its financial position and results of operations.

Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement—In April 2015, the FASB issued new guidance which simplifies the accounting for cloud computing arrangements by requiring that, if a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. This guidance does not change customer’s accounting for service contracts. This guidance is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. Early adoption of this guidance is permitted. The MUFG Group adopted this guidance on April 1, 2016, and there was no material impact on its financial position and results of operations.

Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)—In May 2015, the FASB issued new guidance which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. Instead, a reporting entity is required to provide the amount measured using that practical expedient to permit reconciliation of the fair value of investments included in the fair value hierarchy to the line items presented in the balance sheet. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. This guidance is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, and required to be applied retrospectively. Earlier application is permitted. The MUFG Group adopted the above guidance including retrospective application on April 1, 2016. This guidance affected the MUFG Group’s fair value hierarchy disclosures, and did not affect its financial position and results of operations. See Note 19 for further information.

Simplifying the Accounting for Measurement-Period Adjustments—In September 2015, the FASB issued new guidance which requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period, including the related prior period impact on depreciation, amortization, and other income statement items, in the reporting period in which the adjustment amounts are determined. This guidance also requires an entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. This guidance is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. Early application is permitted for financial statements that have not been issued. The MUFG Group adopted this guidance on April 1, 2016, and there was no material impact on its financial position and results of operations.

Recently Issued Accounting Pronouncements

Revenue from Contracts with Customers—In May 2014, the FASB issued new guidance which supersedes the current revenue recognition requirements, including most industry-specific guidance. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers, including significant judgments and changes in judgments, and assets recognized from the costs incurred to obtain or fulfill a contract. This guidance is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. In August 2015, the FASB issued new guidance which defers the effective date of the new revenue standard by one year. Early adoption is permitted, but not before the original effective date. In March 2016, the FASB issued further guidance related to the principal-versus-agent assessment which requires an entity to determine the nature of the promise to the customer by identifying each specified good or service to be provided and assessing whether an entity controls each specified good or service before that good or service is transferred to the customer. In addition, in April 2016, the FASB issued guidance clarifying certain aspects of identification of promised goods or services and provides implementation guidance on licensing of intellectual property. Furthermore, in May 2016, the FASB issued guidance which amends the guidance on assessing collectibility, presentation of sales taxes, noncash consideration, and contract modifications and completed contracts at transition, and on disclosure around transition. In December 2016, the FASB issued additional guidance which amends the new revenue standard to clarify certain aspects, including the scope and disclosure requirements. The effective date and early adoption of these guidances will be the same as the effective date and early adoption of the new revenue standard, which is not yet effective. The MUFG Group is currently evaluating what effect all of the guidance above will have on its financial position and results of operations.

Recognition and Measurement of Financial Assets and Financial Liabilities—In January 2016, the FASB issued new guidance which requires equity investments, except those accounted for under the equity method of accounting or those that result in consolidation of the investee, to be measured at fair value with changes in fair value recognized in net income. However, for equity investments that do not have readily determinable fair values, the fair value may be measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer, and the impairment assessment is simplified by performing a qualitative assessment to identify impairments. For financial liabilities which were elected to measure at fair value in accordance with the fair value option, this guidance also requires an entity to present separately in other comprehensive income the position of the changes in the fair value of financial liabilities resulting from a change in the instrument-specific credit risk. In addition, this guidance eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost, and clarifies, for disclosure purposes, the requirement for the use of an exit price notion in the determination of the fair value of financial instruments measured at amortized cost. This guidance also clarifies that an entity must evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. This guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. Early adoption is not permitted except for the amendments related to the accounting for financial liabilities under the fair value option. The MUFG Group is currently evaluating what effect this guidance will have on its financial position and results of operations.

Leases—In February 2016, the FASB issued new guidance which requires that lessees recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. The accounting applied by lessors is largely unchanged, but the accounting model for leveraged leases is not retained for leases that commence after the effective date of this guidance. This guidance also requires entities to provide qualitative and quantitative disclosures about the amount, timing and uncertainty of cash flows arising from leases. This guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The MUFG Group is currently evaluating what effect this guidance will have on its financial position and results of operations.

Recognition of Breakage for Certain Prepaid Stored-Value Products—In March 2016, the FASB issued new guidance which clarifies that liabilities related to the sale of certain prepaid stored-value products are financial liabilities. The guidance also provides a narrow scope exception to the guidance on extinguishments of liabilities to require that breakage for those liabilities be accounted for consistent with the breakage model required by the guidance on revenue from contracts with customers for non-financial liabilities. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Earlier application is permitted, including adoption in an interim period. The MUFG Group is currently evaluating what effect this guidance will have on its financial position and results of operations.

Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships—In March 2016, the FASB issued new guidance which clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. This guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its financial position and results of operations.

Contingent Put and Call Options in Debt Instruments—In March 2016, the FASB issued new guidance which clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under this guidance is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence, and does not have to assess whether the event that triggers the ability to exercise a call (put) option is related to interest rates or credit risks. This guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The MUFG Group is currently evaluating what effect this guidance will have on its financial position and results of operations.

Simplifying the Transition to the Equity Method of Accounting—In March 2016, the FASB issued new guidance which eliminates the requirement for retrospective application of the equity method and instead requires investors to apply the equity method prospectively from the date on which significant influence is obtained. This guidance also requires the equity method investor to add the cost of acquiring the additional interest in the investee to the current basis of the investor’s previously held interest, and recognize through earnings the unrealized holding gain or loss of an available-for-sale equity security at the date on which that equity security becomes qualified for use of the equity method, if applicable. This guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Earlier application is permitted. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its financial position and results of operations.

Improvements to Employee Share-Based Payment Accounting—In March 2016, the FASB issued new guidance which amends several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Under this guidance, an entity can make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. This guidance is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted in any interim or annual period. The MUFG Group is currently evaluating what effect this guidance will have on its financial position and results of operations.

Measurement of Credit Losses on Financial Instruments—In June 2016, the FASB issued new guidance which replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to estimate credit losses. Under this guidance, the measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectibility of the reported amount of the financial asset (or a group of financial assets) measured at amortized cost basis. For available-for-sale debt securities, a credit loss is recorded through an allowance for credit losses and the amount of the allowance is limited to the amount by which fair value is below amortized cost. For purchased financial assets with a more-than-insignificant amount of credit deterioration since origination that are measured at amortized cost basis, the initial allowance for credit losses is added to the purchase price rather than being reported as a credit loss expense, only subsequent changes in the allowance are recorded as a credit loss expense, and interest income is recognized based on the effective interest rate, excluding the discount embedded in the purchase price that is attributable to the acquirer’s assessment of credit losses at acquisition. This guidance also expands the disclosure requirements regarding an entity’s assumptions, models, and methods for estimating the allowance, and requires the entity to disclose the amortized cost balance for each class of financial asset by credit quality indicator, disaggregated by the year of origination. This guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The MUFG Group is currently evaluating what effect all of the guidance above will have on its financial position and results of operations.

Classification of Certain Cash Receipts and Cash Payments—In August 2016, the FASB issued new guidance which provides specific guidance on eight cash flow classification issues to reduce diversity in practice. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The MUFG Group is currently evaluating what effect this guidance will have on its statement of cash flows.

Intra-Entity Transfers of Assets Other Than Inventory—In October 2016, the FASB issued new guidance which simplifies the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. Under current U.S. GAAP, the recognition of current and deferred income taxes for an intra-entity asset transfer is prohibited until the asset has been sold to an outside party. This guidance eliminates this exception for all intra-entity sales of assets other than inventory. This guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those annual reporting periods. Early adoption is permitted. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its financial position and results of operations.

Restricted Cash—In November 2016, the FASB issued new guidance which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents, and amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. This guidance also requires an entity to disclose how the statement of cash flows reconciles to the balance sheet when cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents are presented in more than one line item within the balance sheet, and information about the nature of the restrictions on its cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The MUFG Group is currently evaluating what effect this guidance will have on its statement of cash flows.

Clarifying the Definition of a Business—In January 2017, the FASB issued new guidance which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This guidance requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, an integrated set of assets and activities is not a business. This guidance also requires that to be considered a business, an integrated set of assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs, provides a framework to evaluate whether both an input and a substantive process are present, and removes the current requirement to assess if a market participant could replace any missing elements. Furthermore, this guidance narrows the definition of outputs so that the term is consistent with how outputs are described in the new revenue standard. This guidance is effective for annual periods beginning after December 15, 2017, including interim periods within those periods. Early application is permitted for transactions that occur in a period for which financial statements have not been issued. The MUFG Group is currently evaluating what effect the guidance will have on its financial position and results of operations.